STOCK BASED COMPENSATION - Restricted Stock Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Cliff Vesting Period				4 years
Weighted-average period			2 years 10 months 24 days	2 years 9 months 18 days
Expenses recognized	$ 3.6
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years	4 years
Cliff Vesting Period			1 year	1 year
Unrecognized compensation costs, non-vested RSUs		$ 67.8	$ 67.8	$ 4.8
Weighted-average period			3 years 7 months 6 days	3 years 3 months 18 days
Expenses recognized		$ 2.7	$ 3.4	$ 0.6
Shares Subject to Vesting
Balance at beginning of period, unvested shares (in shares)			683
Granted (in shares)			4,461	683
Vested (in shares)			(44)
Cancelled/Forfeited			(5)
Balance at end of period, unvested shares (in shares)		5,095	5,095	683
Weighted Average Grant Date Fair Value
Balance at beginning of Period, unvested shares (in dollars per share)			$ 8.02
Granted (in dollars per share)			15.38	$ 8.02
Vested (in dollars per share)			8.13
Cancelled/Forfeited			7.98
Balance at end of Period, unvested shares (in dollars per share)		$ 14.52	$ 14.52	$ 8.02